Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Tax benefit percentage	50.00%
Preferential tax rate	15.00%	15.00%
Allowance for the deferred tax assets (in Dollars)	$ 607,640		$ 601,336
Hong Kong [Member]
Income Taxes [Line Items]
Statutory income tax rate	16.50%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Tax benefit percentage	15.00%
Renewed term	3 years